Taxation - Movements in deferred tax balance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxation
Balance at the beginning of the period	$ 2,042	$ 1,874
Income statement	164	795	$ 1,507
Other comprehensive income	(91)	(8)
Equity	105	(28)
Additions and disposals		(477)
Exchange	99	(114)
Balance at the end of the period	2,319	2,042	1,874
Movements in deferred tax assets	277
Tax benefit (expense) from intragroup purchase of intellectual property			828
Net deferred tax asset	$ 7,999	7,201
Maximum
Taxation
Forecasted tax loss utilisation period	10 years
UNITED STATES
Taxation
Net deferred tax asset	$ 94
Intangibles, Property, plant & equipment
Taxation
Balance at the beginning of the period	(2,166)	(2,491)
Income statement	33	803
Other comprehensive income	(32)	34
Additions and disposals		(605)
Exchange	(92)	93
Balance at the end of the period	(2,257)	(2,166)	(2,491)
Net deferred tax asset	2,020	1,781
Contingent consideration liabilities in respect of intangibles
Taxation
Balance at the end of the period	178
Lease liabilities in respect of right-of-use assets
Taxation
Balance at the end of the period	327
Elimination of unrealised profit on inventory
Taxation
Balance at the beginning of the period	2,472	2,386
Income statement	45	238
Exchange	162	(152)
Balance at the end of the period	2,679	2,472	2,386
Net deferred tax asset	2,679	2,472
Untaxed reserves
Taxation
Balance at the beginning of the period	(778)	(660)
Income statement	(46)	(186)
Exchange	(147)	68
Balance at the end of the period	(971)	(778)	(660)
Net deferred tax asset	3
Losses and tax credits carried forward
Taxation
Balance at the beginning of the period	1,199	1,106
Income statement	87	36
Additions and disposals		127
Exchange	105	(70)
Balance at the end of the period	1,391	1,199	1,106
Net deferred tax asset	1,424	1,221
Accrued expenses
Taxation
Balance at the beginning of the period	925	889
Income statement	52	74
Additions and disposals		2
Exchange	46	(40)
Balance at the end of the period	1,023	925	889
Net deferred tax asset	1,201	1,039
Other
Taxation
Balance at the beginning of the period	390	644
Income statement	(7)	(170)
Other comprehensive income	(59)	(42)
Equity	105	(28)
Additions and disposals		(1)
Exchange	25	(13)
Balance at the end of the period	454	390	$ 644
Net deferred tax asset	$ 672	$ 688